Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 3,445		$ (4,056,637)	$ (4,053,192)
Balance, shares at Dec. 31, 2022	3,445,000
Remeasurement of common stock subject to redemption (as restated)			(3,595,663)	(3,595,663)
Net Income (loss)			1,320,324	1,320,324
Excise tax imposed on common stock redemptions			(935,214)	(935,214)
Balance at Dec. 31, 2023	$ 3,445		(7,267,190)	(7,263,745)
Balance, shares at Dec. 31, 2023	3,445,000
Remeasurement of common stock subject to redemption (as restated)			(455,764)	(455,764)
Net Income (loss)			(375,307)	(375,307)
Balance at Mar. 31, 2024	$ 3,445		(8,098,261)	(8,094,816)
Balance, shares at Mar. 31, 2024	3,445,000
Balance at Dec. 31, 2023	$ 3,445		(7,267,190)	(7,263,745)
Balance, shares at Dec. 31, 2023	3,445,000
Net Income (loss)				(592,492)
Balance at Jun. 30, 2024	$ 3,445		(8,756,270)	(8,752,825)
Balance, shares at Jun. 30, 2024	3,445,000
Balance at Dec. 31, 2023	$ 3,445		(7,267,190)	(7,263,745)
Balance, shares at Dec. 31, 2023	3,445,000
Remeasurement of common stock subject to redemption (as restated)			(2,175,180)	(2,175,180)
Net Income (loss)			(978,445)	(978,445)
Excise tax imposed on common stock redemptions			(268,904)	(268,904)
Balance at Dec. 31, 2024	$ 3,445		(10,689,719)	(10,686,274)
Balance, shares at Dec. 31, 2024	3,445,000
Balance at Mar. 31, 2024	$ 3,445		(8,098,261)	(8,094,816)
Balance, shares at Mar. 31, 2024	3,445,000
Remeasurement of common stock subject to redemption (as restated)			(440,824)	(440,824)
Net Income (loss)			(217,185)	(217,185)
Balance at Jun. 30, 2024	$ 3,445		(8,756,270)	(8,752,825)
Balance, shares at Jun. 30, 2024	3,445,000
Balance at Dec. 31, 2024	$ 3,445		(10,689,719)	(10,686,274)
Balance, shares at Dec. 31, 2024	3,445,000
Gain on modification of terms of promissory notes and advances from affiliate		940,847		940,847
Remeasurement of common stock subject to redemption (as restated)		(162,099)		(162,099)
Net Income (loss)			(738,555)	(738,555)
Balance at Mar. 31, 2025	$ 3,445	778,748	(11,428,274)	(10,646,081)
Balance, shares at Mar. 31, 2025	3,445,000
Balance at Dec. 31, 2024	$ 3,445		(10,689,719)	(10,686,274)
Balance, shares at Dec. 31, 2024	3,445,000
Net Income (loss)				(1,632,451)
Balance at Jun. 30, 2025	$ 3,445	613,937	(12,322,170)	(11,704,788)
Balance, shares at Jun. 30, 2025	3,445,000
Balance at Mar. 31, 2025	$ 3,445	778,748	(11,428,274)	(10,646,081)
Balance, shares at Mar. 31, 2025	3,445,000
Remeasurement of common stock subject to redemption (as restated)		(138,638)		(138,638)
Net Income (loss)			(893,896)	(893,896)
Excise tax liability in connection with redemption		(26,173)		(26,173)
Balance at Jun. 30, 2025	$ 3,445	$ 613,937	$ (12,322,170)	$ (11,704,788)
Balance, shares at Jun. 30, 2025	3,445,000